UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended  June 30, 2012

If amended report check here:     [x]            Amendment Number:  1

This Amendment(check only one):   [ ] is a restatement
                                  [x] adds new holding Entries

Goldman Sachs Group, Inc. (The)
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Name of Institutional Investment Manager

200 WEST STREET                            NEW YORK         NY        10282
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Business Address (Street)                   (City)        (State)      (Zip)


13F Filing Number:  28-04981


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Jeremy  Kahn         Vice President, Beneficial Ownership       1(917)343-1315
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Name                                 Title                           Phone





                                            /s/          Jeremy  Kahn
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                              JERSEY CITY, NJ   9/27/2012
                                        ----------------------------------------
                                               Place and Date of Signing


Report Type:

[ x ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT



                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            ____________________
Form 13F Information Table Entry Total:              1
                                            ____________________
Form 13F Information Table Value Total:  $       69,548.62
                                            ____________________
                                                (thousands)


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
AUGUST 14, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS WITHDRAWN ON SEPTEMBER 25, 2012.


List of Other included Managers:
Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed(other than the one filing this report):

[If there are no entries in this list, state 'NONE' and omit the column headings and list entries.]

13F file Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No:    Name
    --------------  ------------------------------------------------
 1     28-00687    Goldman, Sachs & Co.
    --------------  ------------------------------------------------


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                                                              FORM 13F
                                                         INFORMATION TABLE

                                                                                                                              PAGE 1


ITEM1                        ITEM2 ITEM3     ITEM4           ITEM5                ITEM6  ITEM7                 ITEM8

                                                     FAIR                                               VOTING AUTHORITY
                             TITLE                 MARKET       SHARES OR SH/ PUT/ Inv   Other
NAME OF ISSUER               OF     CUSIP           VALUE       PRINCIPAL PRN CAL  Dscr  Mana-      SOLE        SHARED       NONE
                             CLASS  NUMBER        (x$1000)         AMOUNT (A) (B)  (C)   gers      (A)         (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
TAL INTL GROUP INC           CMN 874083108       69,548.62      2,076,698 SH      SH-DEF 1        2,076,698          0             0



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